Note 17 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2022	2021
Accrued compensation and employee benefits	$1,732	$2,122
Accrued professional services	456	1,131
Other accrued liabilities	243	176
Total accrued liabilities	$2,431	$3,429